Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of subsidiaries, VIE and VIE's subsidiaries
As of December 31, 2021, the Company’s principal subsidiaries, VIE and VIE’s subsidiaries are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
BR Hong Kong Limited	April 1, 2014	Hong Kong	100%	Investment holding
Beijing Burning Rock Biotech Co., Ltd. (the “WFOE”)	June 13, 2014	PRC	100%	Trading
Burning Rock Biotechnology (Shanghai) Co., Ltd.	July 4, 2016	PRC	100%	Research and development
Burning Rock Dx LLC	August 28, 2019	United States	100%	Cancer therapy selection test
VIE
Burning Rock (Beijing) Biotechnology Co., Ltd.	January 7, 2014	PRC	Nil	Holding
VIE’s subsidiaries
Guangzhou Burning Rock Dx Co., Ltd.	March 18, 2014	PRC	Nil	Cancer therapy selection test and sales of reagent kits
Guangzhou Burning Rock Medical Equipment Co., Ltd.	January 6, 2015	PRC	Nil	Facilitation of laboratory equipment sales
Guangzhou Burning Rock Biotechnology Co., Ltd.	January 23, 2018	PRC	Nil	Cancer therapy selection test and sales of reagent kits

Summary of financial information of VIE and VIE's subsidiaries

	As of December 31,
	2020	2021
	RMB	RMB	US$
Cash and cash equivalents	149,736	185,850	29,164
Restricted cash	263	—	—
Accounts receivable (net of allowances of RMB23,983 and RM38,922 (US$6,108) as of December 31, 2020 and 2021, respectively)	88,217	92,197	14,467
Contract assets (net of allowances of RMB3,494 and RM14,478 (US$2,272) as of December 31, 2020 and 2021, respectively)	22,534	42,391	6,652
Amounts due from related parities	212	—	—
Inter-company receivables*	8,432	75,560	11,857
Inventories	61,374	119,257	18,714
Prepayments and other current assets	17,548	40,957	6,427

Total current assets	348,316	556,212	87,281

Property and equipment, net	32,342	42,623	6,688
Intangible assets, net	77	633	100
Other non-current assets	5,797	8,346	1,310
Operating right-of-use assets	—	51,630	8,102

Total non-current assets	38,216	103,232	16,200

TOTAL ASSETS	386,532	659,444	103,481

Accounts payable	26,871	27,102	4,253
Deferred revenue	74,402	133,489	20,947
Inter-company payables*	495,526	897,633	140,858
Capital lease obligations, current	4,816	—	—
Accrued liabilities and other current liabilities	54,271	89,976	14,117
Customer deposits	1,120	972	153
Short-term borrowings	7,370	2,370	372
Current portion of long-term borrowings	266	—	—
Current portion of operating lease liabilities	—	25,692	4,032

Total current liabilities	664,642	1,177,234	184,732

Deferred government grant	263	—	—
Other non-current liabilities	—	8,563	1,344
Non-current portion of operating lease liabilities	—	29,669	4,656

Total non-current liabilities	263	38,232	6,000

TOTAL LIABILITIES	664,905	1,215,466	190,732

*	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.

Summary of operations and comprehensive loss statements of VIE and VIE's subsidiaries
The table sets forth the results of operations of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of comprehensive loss:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$

Revenues	381,460	432,142	526,071	82,552
Net loss	(72,015)	(244,765)	(508,803)	(79,842)

Summary of cash flow statement of VIE and VIE's subsidiaries
The table sets forth the cash flows of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$

Net cash ( used in ) generated from operating activities	(46,993)	158,563	(257,506)	(40,407)
Net cash used in investing activities	(14,052)	(9,795)	(11,265)	(1,768)
Net cash generated from (used in) financing activities	34,540	(30,880)	304,623	47,801